UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09729
Name of Fund:
iShares Trust
Fund Address:  c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105
Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE  19801

Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
4/30/2026
Date of reporting period:
10/31/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares Environmentally Aware Real Estate ETF
ERET | NASDAQ
Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about iShares Environmentally Aware Real Estate ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Environmentally Aware Real Estate ETF	$16	0.30%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$9,725,247
Number of Portfolio Holdings	356
Portfolio Turnover Rate	8%
What did the Fund invest in?
(as of October 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Retail REITs	17.6%
Industrial REITs	14.3%
Health Care REITs	11.4%
Real Estate Operating Companies	7.8%
Diversified REITs	7.6%
Multi-Family Residential REITs	7.4%
Office REITs	7.1%
Data Center REITs	6.5%
Diversified Real Estate Activities	5.7%
Self Storage REITs	5.1%
Other*	9.5%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	60.4%
Japan	11.3%
Australia	6.0%
United Kingdom	3.7%
Hong Kong	3.3%
Singapore	3.0%
France	2.0%
Canada	1.9%
Sweden	1.9%
Germany	1.9%
Other#	4.6%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Environmentally Aware Real Estate ETF
Semi-Annual Shareholder Report — October 31, 2025
ERET-10/25-SAR

iShares Global REIT ETF
REET | NYSE Arca
Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about iShares Global REIT ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global REIT ETF	$7	0.14%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$3,971,218,973
Number of Portfolio Holdings	331
Portfolio Turnover Rate	3%
What did the Fund invest in?
(as of October 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Retail REITs	18.6%
Industrial REITs	17.9%
Health Care REITs	14.5%
Diversified REITs	9.1%
Data Center REITs	8.9%
Multi-Family Residential REITs	8.2%
Office REITs	6.2%
Self Storage REITs	5.6%
Other Specialized REITs	5.1%
Single-Family Residential REITs	3.5%
Other*	2.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	70.8%
Australia	7.1%
Japan	5.9%
United Kingdom	3.8%
Singapore	3.1%
Canada	2.1%
France	2.0%
Belgium	1.1%
Hong Kong	1.0%
Mexico	0.7%
Other#	2.4%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global REIT ETF
Semi-Annual Shareholder Report — October 31, 2025
REET-10/25-SAR

iShares International Developed Real Estate ETF
IFGL | NASDAQ
Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about iShares International Developed Real Estate ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Developed Real Estate ETF	$27	0.51%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$93,527,735
Number of Portfolio Holdings	264
Portfolio Turnover Rate	6%
What did the Fund invest in?
(as of October 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Real Estate Operating Companies	19.5%
Industrial REITs	17.2%
Diversified REITs	15.2%
Diversified Real Estate Activities	14.3%
Retail REITs	14.3%
Office REITs	7.2%
Multi-Family Residential REITs	3.7%
Health Care REITs	2.0%
Hotel & Resort REITs	1.4%
Real Estate Development	1.4%
Other*	3.8%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	24.9%
Australia	17.8%
United Kingdom	9.3%
Singapore	8.4%
Hong Kong	8.3%
Canada	5.5%
Germany	5.0%
Sweden	4.9%
France	4.6%
Switzerland	4.0%
Other#	7.3%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares International Developed Real Estate ETF
Semi-Annual Shareholder Report — October 31, 2025
IFGL-10/25-SAR

iShares International Select Dividend ETF
IDV | Cboe BZX Exchange
Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about iShares International Select Dividend ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Select Dividend ETF	$27	0.49%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$6,085,375,894
Number of Portfolio Holdings	109
Portfolio Turnover Rate	1%
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	31.3%
Utilities	15.1%
Communication Services	10.3%
Energy	9.8%
Consumer Discretionary	9.8%
Materials	8.2%
Consumer Staples	6.7%
Industrials	4.7%
Real Estate	3.1%
Information Technology	1.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United Kingdom	21.1%
Italy	11.3%
Spain	9.0%
France	8.8%
South Korea	7.1%
Germany	6.9%
Australia	6.6%
Canada	6.4%
Hong Kong	6.0%
Finland	3.4%
Other#	13.4%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares International Select Dividend ETF
Semi-Annual Shareholder Report — October 31, 2025
IDV-10/25-SAR

(b) Not applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

October 31, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares International Select Dividend ETF | IDV | Cboe BZX Exchange

2

Schedule of Investments (unaudited)
October 31, 2025
iShares® International Select Dividend ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.6%
APA Group	11,952,806	$71,787,746
BHP Group Ltd.	6,044,481	172,317,250
Fortescue Ltd.	9,446,389	131,373,087
Magellan Financial Group Ltd.	2,062,705	12,964,878
Perpetual Ltd.	871,078	10,925,993
		399,368,954
Austria — 1.3%
Oesterreichische Post AG(a)	475,968	16,453,272
OMV AG	1,123,264	61,494,354
		77,947,626
Belgium — 0.9%
Ageas SA	554,645	36,706,173
Proximus SADP	2,334,217	20,050,378
		56,756,551
Canada — 6.3%
Bank of Nova Scotia (The)	1,597,198	104,756,511
Canadian Utilities Ltd., Class A, NVS	1,092,522	30,597,315
Emera Inc.	1,203,383	57,211,207
Great-West Lifeco Inc.	650,671	27,584,683
IGM Financial Inc.	425,317	16,360,096
Labrador Iron Ore Royalty Corp.	1,290,254	26,622,902
Parex Resources Inc.(a)	2,346,176	30,009,909
Peyto Exploration & Development Corp.(a)	3,196,248	46,557,589
Power Corp. of Canada	948,824	44,445,999
		384,146,211
Denmark — 2.2%
AP Moller - Maersk A/S, Class A	31,947	65,847,726
Danske Bank A/S	1,603,247	71,654,236
		137,501,962
Finland — 3.4%
Fortum OYJ	2,803,012	62,506,942
Nordea Bank Abp	6,304,901	107,735,979
TietoEVRY OYJ	1,638,574	35,169,488
		205,412,409
France — 8.8%
Ayvens SA(b)	2,174,371	29,008,925
Bouygues SA	1,118,286	50,477,312
Carrefour SA	3,664,513	55,191,030
Credit Agricole SA	2,686,743	48,499,389
Orange SA	7,142,352	114,251,666
Rubis SCA	1,270,818	46,145,877
TotalEnergies SE	3,037,066	189,619,278
		533,193,477
Germany — 3.6%
Freenet AG	885,990	27,552,380
Hapag-Lloyd AG(a)(b)	116,870	16,803,708
Mercedes-Benz Group AG	2,226,335	144,454,710
Schaeffler AG(a)	3,695,568	29,982,152
		218,792,950
Hong Kong — 6.0%
BOC Hong Kong Holdings Ltd.	9,743,000	47,874,353
CK Infrastructure Holdings Ltd.	4,049,500	26,339,386
Hang Seng Bank Ltd.(a)	2,379,600	46,390,173
Henderson Land Development Co. Ltd.(a)	16,166,000	56,867,962
Hysan Development Co. Ltd.	11,291,000	23,392,190
Kerry Properties Ltd.	10,149,500	25,581,471
PCCW Ltd.	62,244,000	44,465,208
Sino Land Co. Ltd.	38,734,000	48,112,866
Security	Shares	Value
Hong Kong (continued)
Stella International Holdings Ltd.(a)	10,521,500	$22,368,453
VTech Holdings Ltd.(a)	2,863,100	23,350,572
		364,742,634
Italy — 11.3%
A2A SpA	10,261,905	29,899,296
Banca Popolare di Sondrio SpA	2,418,625	40,558,017
Banco BPM SpA	6,500,622	94,710,439
BPER Banca SpA	5,021,609	60,168,388
Enel SpA	18,339,723	185,520,185
Eni SpA	7,838,551	144,538,751
Italgas SpA	5,565,464	58,398,009
Snam SpA	11,618,832	71,660,481
		685,453,566
Netherlands — 2.7%
ING Groep NV	4,155,802	103,768,982
NN Group NV	865,087	59,202,096
		162,971,078
New Zealand — 0.9%
Spark New Zealand Ltd.	37,997,341	53,269,637
Norway — 0.8%
DNB Bank ASA	2,039,173	52,050,754
South Korea — 6.0%
BNK Financial Group Inc.	1,945,798	18,836,774
DB Insurance Co. Ltd.	309,337	27,495,019
Hana Financial Group Inc.	846,986	50,741,720
iM Financial Group Co. Ltd.	1,403,268	13,019,758
Industrial Bank of Korea	1,674,932	22,698,614
Kia Corp.	1,203,938	100,984,611
Samsung Securities Co. Ltd.	573,361	31,031,283
Shinhan Financial Group Co. Ltd.	1,002,121	51,471,468
Woori Financial Group Inc.	2,893,564	51,510,348
		367,789,595
Spain — 8.9%
Bankinter SA	2,177,107	32,818,223
CaixaBank SA	7,609,191	80,427,214
Enagas SA	3,069,235	48,697,182
Logista Integral SA	978,433	32,608,437
Mapfre SA	5,738,191	25,341,780
Naturgy Energy Group SA	1,203,695	36,461,900
Redeia Corp. SA	1,666,994	30,008,999
Repsol SA	6,744,772	123,762,204
Telefonica SA	21,132,874	107,168,453
Unicaja Banco SA(b)	8,895,107	24,015,116
		541,309,508
Sweden — 2.2%
Swedbank AB, Class A	2,604,700	79,080,725
Telia Co. AB	13,446,127	52,932,942
		132,013,667
Switzerland — 2.2%
Swiss Re AG	299,104	54,616,969
Zurich Insurance Group AG	115,387	80,248,315
		134,865,284
United Kingdom — 21.0%
Aberdeen Group PLC	13,170,529	35,126,244
Ashmore Group PLC	5,051,328	12,468,908
British American Tobacco PLC	5,013,579	256,772,925
BT Group PLC	25,721,742	62,775,785
CK Hutchison Holdings Ltd.	10,763,000	71,374,525
IG Group Holdings PLC	1,370,053	20,054,247
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® International Select Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Imperial Brands PLC	2,344,725	$93,165,977
Legal & General Group PLC	19,038,318	59,493,165
National Grid PLC	10,425,075	156,314,633
NatWest Group PLC, NVS	7,908,396	60,882,885
OSB Group PLC	3,227,813	22,878,622
Persimmon PLC	2,087,643	33,179,142
Phoenix Group Holdings PLC	5,930,788	52,539,857
Rio Tinto PLC	2,287,765	164,924,883
Sirius Real Estate Ltd.	24,881,954	32,638,383
Vodafone Group PLC	116,640,264	141,201,545
		1,275,791,726
Total Common Stocks — 95.1% (Cost: $4,572,274,062)		5,783,377,589
Preferred Stocks
Germany — 3.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	577,798	50,057,992
Porsche Automobil Holding SE, Preference Shares, NVS	1,171,901	46,563,691
Volkswagen AG, Preference Shares, NVS	996,709	103,794,027
		200,415,710
South Korea — 1.0%
Hyundai Motor Co., Series 2, Preference Shares, NVS	411,308	63,372,362
Total Preferred Stocks — 4.3% (Cost: $257,402,123)		263,788,072
Total Long-Term Investments — 99.4% (Cost: $4,829,676,185)		6,047,165,661
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(c)(d)(e)	66,322,921	$66,356,082
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(c)(d)	2,360,000	2,360,000
Total Short-Term Securities — 1.1% (Cost: $68,711,676)		68,716,082
Total Investments — 100.5% (Cost: $4,898,387,861)		6,115,881,743
Liabilities in Excess of Other Assets — (0.5)%		(30,505,849)
Net Assets — 100.0%		$6,085,375,894

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$23,369,182	$42,980,389 (a)	$—	$3,612	$2,899	$66,356,082	66,322,921	$184,244 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,330,000	30,000 (a)	—	—	—	2,360,000	2,360,000	76,875	—
				$3,612	$2,899	$68,716,082		$261,119	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® International Select Dividend ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SPI 200 Index	36	12/18/25	$5,236	$(947)
Euro STOXX 50 Index	163	12/19/25	10,651	329,171
FTSE 100 Index	131	12/19/25	16,803	676,885
				$1,005,109
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Banca Popolare Di Sondrio	BNP Paribas	$15	08/16/27	0.26%	1D ESTR	Monthly	$2
Banca Popolare Di Sondrio	Merrill Lynch International	15	02/15/28	0.45%	1D ESTR	Monthly	2
Red Electrica Corp. SA	Goldman Sachs Bank USA	1,827,472	08/19/26	0.45%	1D ESTR	Monthly	(132,632)
Red Electrica Corp. SA	HSBC Bank PLC	1,669,701	02/10/28	0.45%	1D ESTR	Monthly	(61,990)
Red Electrica Corp. SA	JPMorgan Chase Bank N.A.	1,950,889	02/11/26	0.40%	1D ESTR	Monthly	(72,430)
Total long positions of equity swaps							(267,048)
Net dividends and financing fees							(14,701)
Total equity swap contracts including dividends and financing fees							$(281,749)

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Balances Reported in the Statement of Assets and Liabilities for OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$—	$—	$4	$(281,753)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,006,056	$—	$—	$—	$1,006,056
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$—	$—	$4	$—	$—	$—	$4
	$—	$—	$1,006,060	$—	$—	$—	$1,006,060
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® International Select Dividend ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$947	$—	$—	$—	$947
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$—	$—	$281,753	$—	$—	$—	$281,753
	$—	$—	$282,700	$—	$—	$—	$282,700

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$3,399,419	$—	$—	$—	$3,399,419
Swaps	—	—	(169,969)	—	—	—	(169,969)
	$—	$—	$3,229,450	$—	$—	$—	$3,229,450
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$1,033,430	$—	$—	$—	$1,033,430
Swaps	—	—	(336,652)	—	—	—	(336,652)
	$—	$—	$696,778	$—	$—	$—	$696,778
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$33,535,129
Equity swaps:
Average notional value — long	$6,983,026
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$116,534
Swaps - OTC	4	281,753
Total derivative assets and liabilities in the Statement of Assets and Liabilities	4	398,287
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	(116,534)
Total derivative assets and liabilities subject to an MNA	$4	$281,753
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
BNP Paribas	$2	$—	$—	$—	$2
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® International Select Dividend ETF

Derivative Financial Instruments - Offsetting as of Period End (continued)
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
Merrill Lynch International	$2	$—	$—	$—	$2
	$4	$—	$—	$—	$4

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)
Goldman Sachs Bank USA	$132,632	$—	$—	$—	$132,632
HSBC Bank PLC	61,990	—	—	—	61,990
JPMorgan Chase Bank N.A.	72,430	—	—	—	72,430
	$267,052	$—	$—	$—	$267,052

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$536,781,037	$5,246,596,552	$—	$5,783,377,589
Preferred Stocks	—	263,788,072	—	263,788,072
Short-Term Securities
Money Market Funds	68,716,082	—	—	68,716,082
	$605,497,119	$5,510,384,624	$—	$6,115,881,743
Derivative Financial Instruments(a)
Assets
Equity Contracts	$329,171	$676,889	$—	$1,006,060
Liabilities
Equity Contracts	(947)	(281,753)	—	(282,700)
	$328,224	$395,136	$—	$723,360

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (unaudited)
October 31, 2025

iShares International Select Dividend ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$6,047,165,661
Investments, at value—affiliated(c)	68,716,082
Cash	3,167
Cash pledged as collateral for OTC derivatives	50
Foreign currency collateral pledged for futures contracts(d)	2,024,100
Foreign currency, at value(e)	14,491,072
Receivables:
Securities lending income—affiliated	33,049
Swaps	25,314
Capital shares sold	4,932,702
Dividends—unaffiliated	8,341,652
Dividends—affiliated	6,843
Tax reclaims	14,964,773
Unrealized appreciation on OTC swaps	4
Total assets	6,160,704,469
LIABILITIES
Collateral on securities loaned, at value	66,317,156
Payables:
Investments purchased	4,272,293
Swaps	52,434
Investment advisory fees	2,475,894
Professional fees	65,053
Due to custodian	1,747,458
Variation margin on futures contracts	116,534
Unrealized depreciation on OTC swaps	281,753
Total liabilities	75,328,575
Commitments and contingent liabilities
NET ASSETS	$6,085,375,894
NET ASSETS CONSIST OF
Paid-in capital	$6,137,344,851
Accumulated loss	(51,968,957)
NET ASSETS	$6,085,375,894
NET ASSET VALUE
Shares outstanding	162,950,000
Net asset value	$37.35
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$4,829,676,185
(b) Securities loaned, at value	$63,125,613
(c) Investments, at cost—affiliated	$68,711,676
(d) Foreign currency collateral pledged, at cost	$2,152,543
(e) Foreign currency, at cost	$14,505,008
See notes to financial statements.
Statement of Assets and Liabilities
8

Statement of Operations (unaudited)
Six Months Ended October 31, 2025

iShares International Select Dividend ETF
INVESTMENT INCOME
Dividends—unaffiliated	$177,279,181
Dividends—affiliated	76,875
Interest—unaffiliated	98,370
Securities lending income—affiliated—net	184,244
Other income—unaffiliated	7,926
Foreign taxes withheld	(13,255,407)
Foreign withholding tax claims	622,485
Total investment income	165,013,674
EXPENSES
Investment advisory	13,574,183
Professional	63,041
Commitment costs	8,229
Total expenses	13,645,453
Less:
Investment advisory fees waived	(400)
Total expenses after fees waived	13,645,053
Net investment income	151,368,621
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(2,260,037)
Investments—affiliated	3,612
Foreign currency transactions	830,334
Futures contracts	3,399,419
Swaps	(169,969)
1,803,359
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	793,643,070
Investments—affiliated	2,899
Foreign currency translations	(314,715)
Futures contracts	1,033,430
Swaps	(336,652)
794,028,032
Net realized and unrealized gain	795,831,391
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$947,200,012
See notes to financial statements.
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	iShares International Select Dividend ETF
	Six Months Ended 10/31/25 (unaudited)	Year Ended 04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$151,368,621	$244,688,161
Net realized gain	1,803,359	124,222,343
Net change in unrealized appreciation (depreciation)	794,028,032	514,147,279
Net increase in net assets resulting from operations	947,200,012	883,057,783
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(179,788,016)(b)	(247,688,954)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	628,734,548	(17,096,665)
NET ASSETS
Total increase in net assets	1,396,146,544	618,272,164
Beginning of period	4,689,229,350	4,070,957,186
End of period	$6,085,375,894	$4,689,229,350

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statement of Changes in Net Assets
10

Financial Highlights
(For a share outstanding throughout each period)

	iShares International Select Dividend ETF
	Six Months Ended 10/31/25 (unaudited)	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21
Net asset value, beginning of period	$32.35	$27.83	$28.14	$30.17	$32.41	$24.14
Net investment income(a)	0.97 (b)	1.71 (b)	1.66	2.06 (b)	1.95 (b)	1.35
Net realized and unrealized gain (loss)(c)	5.20	4.53	(0.13)	(2.25)	(2.48)	8.19
Net increase (decrease) from investment operations	6.17	6.24	1.53	(0.19)	(0.53)	9.54
Distributions from net investment income(d)	(1.17)(e)	(1.72)	(1.84)	(1.84)	(1.71)	(1.27)
Net asset value, end of period	$37.35	$32.35	$27.83	$28.14	$30.17	$32.41
Total Return(f)
Based on net asset value	19.34%(b)(g)	23.38%(b)	6.00%	(0.06)%(b)	(1.76)%(b)	40.57%
Ratios to Average Net Assets(h)
Total expenses	0.49%(i)	0.50%	0.49%	0.51%	0.54%	0.49%
Total expenses after fees waived	0.49%(i)	0.50%	0.49%	0.51%	0.54%	0.49%
Total expenses excluding professional fees for foreign withholding tax claims	0.49%(i)	0.50%	0.49%	0.49%	0.49%	N/A
Net investment income	5.48%(b)(i)	5.87%(b)	6.17%	7.58%(b)	6.12%(b)	4.87%
Supplemental Data
Net assets, end of period (000)	$6,085,376	$4,689,229	$4,070,957	$5,022,577	$4,609,687	$4,329,942
Portfolio turnover rate(j)	1%	27%	48%	29%	36%	86%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the period ended October 31, 2025 and years ended April 30, 2025, April 30, 2023 and April 30, 2022 respectively:
• Net investment income per share by $0.00, $0.00, $0.04 and $0.13.
• Total return by 0.01%, 0.02%, 0.13% and 0.39%.
• Ratio of net investment income to average net assets by 0.02%, 0.01%, 0.15% and 0.41%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
iShares ETF	Diversification Classification
International Select Dividend	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: The Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests.  These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2025, if any, are disclosed in the Statement of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Notes to Financial Statements
12

Notes to Financial Statements (unaudited) (continued)
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government.  The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
International Select Dividend
BofA Securities, Inc.	$11,260,235	$(11,260,235)	$—	$—
Citigroup Global Markets, Inc.	1,262,686	(1,262,686)	—	—
Goldman Sachs & Co. LLC	32,816,572	(32,816,572)	—	—
HSBC Bank PLC	10,172,361	(10,172,361)	—	—
J.P. Morgan Securities LLC	2,334	(2,334)	—	—
Macquarie Bank Ltd.	13,646	(13,646)	—	—
Morgan Stanley	6,913,604	(6,913,604)	—	—
Scotia Capital (USA), Inc.	575,125	(575,125)	—	—
State Street Bank & Trust Co.	109,050	(109,050)	—	—
	$63,125,613	$(63,125,613)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Notes to Financial Statements
14

Notes to Financial Statements (unaudited) (continued)
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of  Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Total return swaps are entered into by the Fund to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and Liabilities.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required,
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparty are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $12 billion	0.5000%
Over $12 billion, up to and including $18 billion	0.475000
Over $18 billion, up to and including $24 billion	0.451250
Over $24 billion, up to and including $30 billion	0.428687
Over $30 billion	0.407253
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.
Effective August 29, 2025, BFA has contractually agreed to waive a portion of its management fees in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other funds advised by BFA or its affiliates through August 30, 2030. BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Prior to August 29, 2025, BFA had elected to implement a voluntary fee waiver to the Fund in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.
This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended October 31, 2025, the amount waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
International Select Dividend	$400
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity
Notes to Financial Statements
16

Notes to Financial Statements (unaudited) (continued)
fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the six months ended October 31, 2025, the Fund paid BTC $51,199 for securities lending agent services.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended October 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
International Select Dividend	$227,733,269	$62,957,238
For the six months ended October 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
International Select Dividend	$443,288,319	$—
8. INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of April 30, 2025, the Fund had non-expiring capital loss carryforwards of $1,231,988,601 available to offset future realized capital gains.
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
International Select Dividend	$4,956,867,631	$1,377,980,896	$(218,243,424)	$1,159,737,472
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
9. LINE OF CREDIT
The Fund, along with certain other iShares funds (“Participating Funds”), is a party to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended October 31, 2025, the Fund did not borrow under the Syndicated Credit Agreement.
10. PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
Notes to Financial Statements
18

Notes to Financial Statements (unaudited) (continued)
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 10/31/25		Year Ended 04/30/25
iShares ETF	Shares	Amount	Shares	Amount
International Select Dividend
Shares sold	18,000,000	$628,734,548	7,300,000	$225,294,271
Shares redeemed	—	—	(8,650,000)	(242,390,936)
	18,000,000	$628,734,548	(1,350,000)	$(17,096,665)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
12. FOREIGN WITHHOLDING TAX CLAIMS
Certain of the outstanding foreign tax reclaims are not deemed by the Fund to meet the recognition criteria under U.S. GAAP as of October 31, 2025 and have not been recorded in the applicable Fund's net asset value. The recognition by the Fund of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund's NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The Internal Revenue Service ("IRS") has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the Fund is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years' withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
20

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Fund from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract
iShares International Select Dividend ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods. The Board also noted the revised investment advisory fee rate for the Fund adopted by the Board at a meeting held on December 9-11, 2024 to reflect calculation of the rate to the sixth decimal place on the same or lower basis than the prior fee rate.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the
Board Review and Approval of Investment Advisory Contract
22

Board Review and Approval of Investment Advisory Contract (continued)
May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
24

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
NVS	Non-Voting Shares
25
2025 iShares Semi-Annual Financial Statements and Additional Information

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This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

October 31, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares Environmentally Aware Real Estate ETF | ERET | NASDAQ
• iShares Global REIT ETF | REET | NYSE Arca
• iShares International Developed Real Estate ETF | IFGL | NASDAQ

Schedule of Investments (unaudited)
October 31, 2025
iShares® Environmentally Aware Real Estate ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Data Center REITs — 6.5%
Digital Core REIT Management Pte. Ltd.	3,900	$2,009
Digital Realty Trust Inc.	1,409	240,108
Equinix Inc.	441	373,090
Keppel DC REIT	7,680	14,092
		629,299
Diversified Real Estate Activities — 5.6%
Allreal Holding AG, Registered	69	16,492
City Developments Ltd.	2,000	11,109
Heiwa Real Estate Co. Ltd.	300	4,391
Mitsubishi Estate Co. Ltd.	6,700	141,986
Mitsui Fudosan Co. Ltd.	14,800	154,103
New World Development Co. Ltd.(a)	8,000	7,405
Nomura Real Estate Holdings Inc.	3,600	20,559
Peach Property Group AG(a)	225	1,722
Sumitomo Realty & Development Co. Ltd.	1,700	72,585
Sun Hung Kai Properties Ltd.	7,215	87,798
Tokyo Tatemono Co. Ltd.	1,000	18,670
UOL Group Ltd.	2,300	14,051
		550,871
Diversified REITs — 7.6%
Activia Properties Inc.	14	12,809
AEW U.K. REIT PLC	811	1,108
Alexander & Baldwin Inc.	341	5,446
American Assets Trust Inc.	287	5,485
Argosy Property Ltd.(b)	4,323	3,176
British Land Co. PLC (The)	6,663	33,278
Broadstone Net Lease Inc.	877	15,716
CapitaLand Integrated Commercial Trust(b)	31,942	58,070
Charter Hall Group	2,270	33,339
Charter Hall Long Wale REIT	3,326	9,253
Covivio SA/France	290	18,606
Custodian Property Income REIT PLC	2,010	2,123
Daiwa House REIT Investment Corp.	25	21,544
Essential Properties Realty Trust Inc.	874	26,115
Global Net Lease Inc.	986	7,513
GPT Group (The)	9,629	33,822
Growthpoint Properties Australia Ltd.	1,478	2,476
H&R Real Estate Investment Trust	1,347	10,747
Hankyu Hanshin REIT Inc.	4	4,601
Heiwa Real Estate REIT Inc.	8	8,010
Hulic REIT Inc.	7	7,791
ICADE	242	5,897
KDX Realty Investment Corp.	25	27,679
Land Securities Group PLC	4,200	34,325
Mapletree Pan Asia Commercial Trust(b)	15,400	17,038
Merlin Properties SOCIMI SA	2,146	33,431
Mirai Corp.(b)	13	4,072
Mirvac Group	19,005	28,611
Mori Trust REIT Inc.	12	6,051
Nippon REIT Investment Corp.	11	6,946
Nomura Real Estate Master Fund Inc.	24	25,608
NTT UD REIT Investment Corp.	9	7,970
OUE REIT	12,600	3,340
Picton Property Income Ltd.	2,436	2,499
Schroder REIT Ltd.	3,428	2,454
Sekisui House REIT Inc.	37	19,043
Shaftesbury Capital PLC	11,011	20,340
SK REITs Co. Ltd.	866	3,215
Star Asia Investment Corp.	16	6,368
Stockland	11,593	47,930
Security	Shares	Value
Diversified REITs (continued)
Stoneweg Europe Stapled Trust, NVS	2,400	$4,205
Stride Property Group	2,178	1,832
Sunlight REIT(b)	5,000	1,517
Suntec REIT	11,000	11,324
Takara Leben Real Estate Investment Corp.	5	3,014
United Urban Investment Corp.	18	21,785
WP Carey Inc.	1,047	69,102
		736,624
Health Care Facilities — 0.2%
Chartwell Retirement Residences	1,351	19,910
Health Care REITs — 11.3%
Aedifica SA	216	15,774
Alexandria Real Estate Equities Inc.	870	50,651
American Healthcare REIT Inc.(b)	708	32,087
Care Property Invest NV	152	2,002
CareTrust REIT Inc.	969	33,576
Cofinimmo SA	184	15,713
Health Care & Medical Investment Corp.	1	747
Healthcare Realty Trust Inc., Class A	1,453	25,747
Healthpeak Properties Inc.	3,461	62,125
Life Science Reit PLC(a)	982	484
LTC Properties Inc.	200	7,016
Medical Properties Trust Inc.	2,047	10,583
National Health Investors Inc.	217	16,169
Northwest Healthcare Properties Real Estate Investment Trust	1,098	3,969
Omega Healthcare Investors Inc.	1,328	55,816
Parkway Life REIT	1,900	5,984
Primary Health Properties PLC	11,205	13,795
Sabra Health Care REIT Inc.	1,056	18,818
Sila Realty Trust Inc.	228	5,404
Target Healthcare REIT PLC	3,587	4,446
Ventas Inc.	2,060	152,007
Welltower Inc.	3,131	566,836
		1,099,749
Hotel & Resort REITs — 2.0%
Apple Hospitality REIT Inc.	1,065	11,917
CapitaLand Ascott Trust	11,680	8,470
CDL Hospitality Trusts(b)	3,700	2,344
DiamondRock Hospitality Co.	1,027	8,031
Far East Hospitality Trust(b)	2,800	1,301
Hoshino Resorts REIT Inc.	3	5,013
Host Hotels & Resorts Inc.	3,955	63,359
Invincible Investment Corp.	38	16,978
Japan Hotel REIT Investment Corp.	23	13,399
Park Hotels & Resorts Inc.	1,022	10,517
Pebblebrook Hotel Trust(b)	608	6,360
RLJ Lodging Trust	764	5,195
Ryman Hospitality Properties Inc.	275	23,900
Sunstone Hotel Investors Inc.	998	8,832
Xenia Hotels & Resorts Inc.	524	6,445
		192,061
Hotels, Resorts & Cruise Lines — 0.0%
PPHE Hotel Group Ltd.	113	2,125
Industrial REITs — 14.3%
AIMS APAC REIT	2,747	2,913
Americold Realty Trust Inc.	1,339	17,260
ARGAN SA, NVS	84	6,537
CapitaLand Ascendas REIT	16,700	36,156
Centuria Industrial REIT	2,966	6,877

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Environmentally Aware Real Estate ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Industrial REITs (continued)
CRE Logistics REIT Inc.	5	$5,094
Dexus Industria REIT	1,529	2,862
Dream Industrial REIT	1,362	11,740
EastGroup Properties Inc.	263	45,901
ESR Kendall Square REIT Co. Ltd.	1,162	3,556
ESR-REIT	2,800	6,151
First Industrial Realty Trust Inc.	627	34,661
Frasers Logistics & Commercial Trust(b)	14,300	10,487
GLP J-REIT	30	27,195
Goodman Group	9,143	197,198
Goodman Property Trust	3,951	4,793
Granite Real Estate Investment Trust	311	17,477
Industrial & Infrastructure Fund Investment Corp.	12	11,149
Innovative Industrial Properties Inc.	114	5,717
Japan Logistics Fund Inc.	17	11,007
LaSalle Logiport REIT	14	13,556
Lineage Inc.	374	14,736
LondonMetric Property PLC	10,883	27,227
LXP Industrial Trust	1,570	14,899
Mapletree Industrial Trust(b)	8,700	14,228
Mapletree Logistics Trust(b)	17,400	17,906
Mitsubishi Estate Logistics REIT Investment Corp.	10	8,012
Mitsui Fudosan Logistics Park Inc.	16	11,598
Montea NV	118	9,529
Nippon Prologis REIT Inc.	56	32,571
Prologis Inc.	4,255	528,003
Rexford Industrial Realty Inc.	1,118	46,196
Segro PLC	7,072	64,895
SOSiLA Logistics REIT Inc.	6	4,803
STAG Industrial Inc.	900	34,443
Terreno Realty Corp.	530	30,279
Tritax Big Box REIT PLC	13,213	26,083
Warehouses De Pauw CVA	1,021	25,928
		1,389,623
Internet Services & Infrastructure — 0.3%
NEXTDC Ltd.(a)(b)	2,411	24,788
SUNeVision Holdings Ltd.	3,000	2,330
		27,118
Multi-Family Residential REITs — 7.3%
Advance Residence Investment Corp.	18	19,482
Altarea SCA	39	4,449
Apartment Investment & Management Co., Class A	694	3,692
AvalonBay Communities Inc.	772	134,266
Boardwalk Real Estate Investment Trust	190	8,761
Camden Property Trust	537	53,421
Canadian Apartment Properties REIT	766	21,065
Centerspace	82	4,858
Comforia Residential REIT Inc.(b)	4	8,436
Daiwa Securities Living Investments Corp.	11	7,881
Elme Communities	499	8,209
Empiric Student Property PLC	3,267	3,343
Equity Residential	2,074	123,279
Essex Property Trust Inc.	332	83,588
Home Invest Belgium SA	53	1,145
Independence Realty Trust Inc.	1,209	19,259
Ingenia Communities Group	2,023	7,434
InterRent REIT	617	5,886
Irish Residential Properties REIT PLC	2,940	3,145
Killam Apartment REIT	525	6,487
Mid-America Apartment Communities Inc.	582	74,630
Mitsui Fudosan Accommodations Fund, Inc.	18	15,169
Security	Shares	Value
Multi-Family Residential REITs (continued)
NexPoint Residential Trust Inc.	111	$3,404
Residential Secure Income PLC(c)	1,344	1,020
Samty Residential Investment Corp.	2	1,463
Starts Proceed Investment Corp.	1	1,313
Triple Point Social Housing REIT PLC(c)	1,630	1,456
UDR Inc.	1,773	59,732
UNITE Group PLC (The)	1,972	14,710
Veris Residential Inc.	418	6,002
Xior Student Housing NV	175	5,710
		712,695
Office REITs — 7.1%
Abacus Group	2,336	1,836
Allied Properties REIT(b)	709	7,471
Brandywine Realty Trust	1,147	3,934
BXP Inc.	1,105	78,665
Centuria Office REIT	2,745	2,119
Champion REIT	12,000	3,223
Colonial SFL Socimi SA	2,198	13,908
COPT Defense Properties	464	13,071
Cousins Properties Inc.	1,436	37,236
Cromwell Property Group	9,658	2,938
Daiwa Office Investment Corp.	4	9,785
Derwent London PLC	764	17,691
Dexus	5,157	24,587
Douglas Emmett Inc.	799	10,339
Easterly Government Properties Inc., Class A	204	4,411
Empire State Realty Trust Inc., Class A	1,060	7,833
Gecina SA	401	37,266
Global One Real Estate Investment Corp.	8	7,356
Great Portland Estates PLC	3,301	14,450
Helical PLC	696	1,908
Highwoods Properties Inc.	653	18,695
Ichigo Office REIT Investment Corp.	6	3,695
Japan Excellent Inc.	10	9,545
Japan Prime Realty Investment Corp.	26	17,687
Japan Real Estate Investment Corp.	48	39,589
JBG SMITH Properties	406	7,913
JR Global REIT	1,261	2,548
Keppel REIT	15,200	12,265
Kilroy Realty Corp.	763	32,237
Mori Hills REIT Investment Corp.	13	12,331
Nippon Building Fund Inc.	70	64,590
NSI NV	106	2,499
One REIT Inc.	5	2,897
Orix JREIT Inc.	38	25,721
Paramount Group Inc.(a)	1,705	11,151
Piedmont Realty Trust Inc.	1,019	8,213
Precinct Properties Group	6,115	4,339
Prosperity REIT	7,000	1,261
Regional REIT Ltd.(c)	787	1,098
Sankei Real Estate Inc.	2	1,280
Shinhan Alpha REIT Co. Ltd.	1,049	4,092
SL Green Realty Corp.	651	33,429
Tokyu REIT Inc.(b)	7	8,985
Vornado Realty Trust	1,545	58,617
Workspace Group PLC	659	3,619
		688,323
Other Specialized REITs — 3.5%
Arena REIT	1,626	3,885
Charter Hall Social Infrastructure REIT	1,579	3,334
EPR Properties	336	16,471
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Environmentally Aware Real Estate ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Other Specialized REITs (continued)
Four Corners Property Trust Inc.	405	$9,574
Gaming and Leisure Properties Inc.	1,058	47,250
Iron Mountain Inc.	1,146	117,981
Safehold Inc.	356	5,137
VICI Properties Inc., Class A	4,479	134,325
		337,957
Real Estate Development — 0.5%
Henderson Land Development Co. Ltd.	8,000	28,142
Lifestyle Communities Ltd.	506	1,713
Sino Land Co. Ltd.	18,000	22,358
		52,213
Real Estate Operating Companies — 7.8%
Abrdn European Logistics Income PLC(c)	2,234	1,045
Amot Investments Ltd.	1,093	8,629
Aroundtown SA(a)	3,567	12,747
Atrium Ljungberg AB, Class B	1,475	5,319
Azrieli Group Ltd.	228	24,055
CA Immobilien Anlagen AG	166	4,614
CapitaLand Investment Ltd./Singapore(b)	11,200	22,692
Castellum AB	2,034	23,131
Catena AB	286	13,857
Cibus Nordic Real Estate AB publ	317	5,496
Citycon OYJ	528	1,793
Corem Property Group AB, Class B	4,700	1,911
Deutsche EuroShop AG	46	984
Deutsche Wohnen SE	246	6,131
Dios Fastigheter AB	627	4,273
Entra ASA(c)	309	3,435
Fabege AB	1,274	11,218
Fastighets AB Balder, Class B(a)	3,437	25,210
FastPartner AB, Class A	311	1,647
Grainger PLC	4,541	11,188
Grand City Properties SA(a)	348	4,431
Heba Fastighets AB, Class B	376	1,294
Hiag Immobilien Holding AG	18	2,476
Hongkong Land Holdings Ltd.	5,300	32,385
Hufvudstaden AB, Class A	908	12,068
Hulic Co. Ltd.	2,400	24,795
Hysan Development Co. Ltd.	3,000	6,215
Intershop Holding AG	27	5,293
Kennedy-Wilson Holdings Inc.	713	5,390
Kojamo OYJ(a)	1,077	13,047
LEG Immobilien SE	390	29,724
Logistea AB, Class B	1,174	1,888
Melisron Ltd.	111	14,448
Mobimo Holding AG, Registered	35	14,836
Neobo Fastigheter AB(a)	557	1,119
NP3 Fastigheter AB	138	3,757
Nyfosa AB	856	7,281
Pandox AB, Class B	528	10,526
Platzer Fastigheter Holding AB, Class B	498	3,832
PSP Swiss Property AG, Registered	213	36,841
Public Property Invest AS	1,057	2,331
Sagax AB, Class B	1,199	26,906
Samhallsbyggnadsbolaget i Norden AB(a)(b)	5,264	2,890
Sirius Real Estate Ltd.	7,363	9,658
StorageVault Canada Inc.	1,233	4,352
Swire Properties Ltd.	6,000	16,346
Swiss Prime Site AG, Registered	550	78,179
TAG Immobilien AG	819	13,596
VGP NV	65	7,509
Security	Shares	Value
Real Estate Operating Companies (continued)
Vonovia SE	3,725	$111,958
Wallenstam AB, Class B	1,686	7,801
Wharf Real Estate Investment Co. Ltd.	14,000	39,847
Wihlborgs Fastigheter AB	1,313	12,759
		755,153
Retail REITs — 17.5%
Acadia Realty Trust	647	12,338
AEON REIT Investment Corp.	8	6,773
Agree Realty Corp.	512	37,381
Ascencio	18	1,044
Brixmor Property Group Inc.	1,314	34,374
BWP Property Group Ltd.	2,619	6,587
Carmila SA	332	6,053
Charter Hall Retail REIT	2,379	6,411
Choice Properties REIT	1,290	13,649
Crombie REIT	465	4,950
Curbline Properties Corp.	450	10,377
Eurocommercial Properties NV	299	8,928
Federal Realty Investment Trust	388	37,322
First Capital Real Estate Investment Trust	987	13,237
Fortune REIT	5,000	3,230
Frasers Centrepoint Trust	5,797	10,421
Frontier Real Estate Investment Corp.	13	7,636
Fukuoka REIT Corp.	4	4,905
Getty Realty Corp.	235	6,446
Hamborner REIT AG	370	2,215
Hammerson PLC	2,293	9,201
HomeCo Daily Needs REIT	8,377	7,482
Immobiliare Grande Distribuzione SIIQ SpA	336	1,362
InvenTrust Properties Corp.	338	9,261
Japan Metropolitan Fund Invest	51	39,452
Kimco Realty Corp.	3,091	63,860
Kite Realty Group Trust	983	21,764
Kiwi Property Group Ltd.	6,992	4,322
Klepierre SA	1,220	46,624
Lendlease Global Commercial REIT	9,300	4,572
Link REIT(b)	13,700	71,344
LOTTE REIT Co. Ltd.	582	1,574
Macerich Co. (The)	1,429	24,507
Mercialys SA	469	5,723
NETSTREIT Corp.	456	8,491
NewRiver REIT PLC	2,196	2,022
NNN REIT Inc.	812	32,854
Phillips Edison & Co. Inc.	549	18,578
Prinmaris REIT	496	5,439
Realty Income Corp.	8,158	473,001
Regency Centers Corp.	791	54,539
Region Group	4,863	7,767
Retail Estates NV	48	3,480
RioCan REIT	1,353	18,107
Scentre Group	26,786	71,353
Simon Property Group Inc.	1,691	297,210
SmartCentres Real Estate Investment Trust	582	11,038
Starhill Global REIT	7,300	3,255
Supermarket Income REIT PLC	5,509	5,733
Tanger Inc.	742	24,160
Unibail-Rodamco-Westfield, New	600	62,042
Urban Edge Properties	608	11,692
Vastned NV	44	1,512
Vicinity Ltd.	20,614	34,056
Waypoint REIT Ltd.	2,655	4,605

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Environmentally Aware Real Estate ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
Wereldhave NV	254	$5,395
		1,701,654
Self Storage REITs — 5.1%
Abacus Storage King	2,078	1,909
Big Yellow Group PLC	1,037	15,168
CubeSmart	1,240	46,711
Extra Space Storage Inc.	1,130	150,900
National Storage Affiliates Trust	385	11,200
National Storage REIT	6,028	9,071
Public Storage	882	245,690
Safestore Holdings PLC	1,098	10,313
Shurgard Self Storage Ltd.	183	6,699
		497,661
Single-Family Residential REITs — 3.0%
American Homes 4 Rent, Class A	1,606	50,750
Equity LifeStyle Properties Inc.	1,012	61,783
Invitation Homes Inc.	3,099	87,237
PRS REIT PLC (The)	1,818	2,664
Sun Communities Inc.	651	82,416
UMH Properties Inc.	476	6,921
		291,771
Total Long-Term Investments — 99.6% (Cost: $8,888,019)		9,684,807
Security	Shares	Value
Short-Term Securities
Money Market Funds — 4.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(d)(e)(f)	411,523	$411,729
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(d)(e)	10,000	10,000
Total Short -Term Investments — 4.3% (Cost: $421,709)		421,729
Total Investments — 103.9% (Cost: $9,309,728)		10,106,536
Liabilities in Excess of Other Assets — (3.9)%		(381,289)
Net Assets — 100.0%		$9,725,247

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,710	$401,991 (a)	$—	$9	$19	$411,729	411,523	$410 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	0 (a)	—	—	—	10,000	10,000	217	—
				$9	$19	$421,729		$627	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	1	12/19/25	$36	$74
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Environmentally Aware Real Estate ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$74	$—	$—	$—	$74

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$223	$—	$—	$—	$223
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$998	$—	$—	$—	$998
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$36,105
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$6,305,883	$3,378,924	$—	$9,684,807
Short-Term Securities
Money Market Funds	421,729	—	—	421,729
	$6,727,612	$3,378,924	$—	$10,106,536
Derivative Financial Instruments(a)
Assets
Equity Contracts	$74	$—	$—	$74

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
October 31, 2025
iShares® Global REIT ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.0%
Abacus Group	1,012,086	$795,353
Abacus Storage King	967,826	889,034
Arena REIT	939,111	2,244,002
BWP Property Group Ltd.	1,316,724	3,311,520
Centuria Industrial REIT	1,522,576	3,530,034
Centuria Office REIT	1,214,901	937,802
Charter Hall Group	1,137,801	16,710,547
Charter Hall Long Wale REIT	1,645,236	4,577,276
Charter Hall Retail REIT	1,372,934	3,699,996
Charter Hall Social Infrastructure REIT	875,331	1,848,164
Cromwell Property Group	3,924,004	1,193,619
Dexus	2,553,768	12,175,782
Dexus Industria REIT	770,217	1,441,457
DigiCo Infrastructure REIT	962,605	1,636,031
Goodman Group	4,817,003	103,893,961
GPT Group (The)	4,656,051	16,354,382
Growthpoint Properties Australia Ltd.	663,993	1,112,357
HomeCo Daily Needs REIT	4,325,622	3,863,606
Mirvac Group	9,542,576	14,365,652
National Storage REIT	2,935,616	4,417,443
Region Group	2,792,975	4,461,003
Scentre Group	12,635,836	33,659,767
Stockland	5,687,458	23,514,110
Vicinity Ltd.	9,310,683	15,381,877
Waypoint REIT Ltd.	1,533,888	2,660,209
		278,674,984
Belgium — 1.1%
Aedifica SA	115,168	8,410,537
Ascencio	14,774	856,516
Care Property Invest NV	90,213	1,187,913
Cofinimmo SA	92,385	7,889,292
Home Invest Belgium SA	25,218	544,739
Montea NV	50,804	4,102,836
Retail Estates NV	27,430	1,988,797
Shurgard Self Storage Ltd.	76,731	2,808,880
Vastned NV	19,478	669,463
Warehouses De Pauw CVA	449,060	11,403,734
Xior Student Housing NV	88,034	2,872,303
		42,735,010
Canada — 2.0%
Allied Properties REIT(a)	306,138	3,226,067
Boardwalk Real Estate Investment Trust	97,070	4,475,788
Canadian Apartment Properties REIT	381,867	10,501,309
Choice Properties REIT	675,497	7,147,250
Crombie REIT(a)	264,756	2,818,300
Dream Industrial REIT	690,932	5,955,843
First Capital Real Estate Investment Trust	513,401	6,885,368
Granite Real Estate Investment Trust	146,138	8,212,611
H&R Real Estate Investment Trust	636,621	5,079,169
InterRent REIT	322,770	3,079,151
Killam Apartment REIT(a)	285,981	3,533,600
Northwest Healthcare Properties Real Estate Investment Trust	530,897	1,919,110
Prinmaris REIT	257,154	2,819,884
RioCan REIT	719,376	9,627,241
SmartCentres Real Estate Investment Trust(a)	312,180	5,920,636
		81,201,327
France — 2.0%
Altarea SCA	16,199	1,847,771
ARGAN SA, NVS	39,793	3,096,938
Security	Shares	Value
France (continued)
Carmila SA	152,013	$2,771,288
Covivio SA/France	130,549	8,375,742
Gecina SA	123,833	11,507,960
ICADE	110,720	2,697,855
Klepierre SA	503,079	19,225,942
Mercialys SA	227,506	2,775,939
Unibail-Rodamco-Westfield, New	248,566	25,702,523
		78,001,958
Germany — 0.0%
Hamborner REIT AG	172,559	1,033,084
Guernsey — 0.0%
Regional REIT Ltd.(b)	302,558	422,114
Hong Kong — 1.0%
Champion REIT(a)	4,226,000	1,135,088
Fortune REIT	3,740,000	2,415,943
Link REIT	6,271,520	32,659,663
Prosperity REIT	3,418,000	615,812
Sunlight REIT	2,460,000	746,638
Yuexiu REIT	5,737,000	671,422
		38,244,566
India — 0.3%
Embassy Office Parks REIT	2,119,259	10,239,390
Mindspace Business Parks REIT(b)	505,964	2,649,135
		12,888,525
Ireland — 0.0%
Irish Residential Properties REIT PLC	1,230,362	1,316,068
Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA	131,583	533,400
Japan — 5.9%
Activia Properties Inc.	5,060	4,629,740
Advance Residence Investment Corp.	6,313	6,832,836
AEON REIT Investment Corp.	4,108	3,477,940
Comforia Residential REIT Inc.	1,592	3,357,342
CRE Logistics REIT Inc.	1,364	1,389,772
Daiwa House REIT Investment Corp.	10,036	8,648,512
Daiwa Office Investment Corp.	1,246	3,048,096
Daiwa Securities Living Investments Corp.	4,575	3,277,652
Frontier Real Estate Investment Corp.	5,951	3,495,479
Fukuoka REIT Corp.	1,754	2,151,044
Global One Real Estate Investment Corp.	2,316	2,129,419
GLP J-REIT	10,685	9,685,903
Hankyu Hanshin REIT Inc.	1,531	1,760,906
Health Care & Medical Investment Corp.	742	554,443
Heiwa Real Estate REIT Inc.	2,466	2,469,109
Hoshino Resorts REIT Inc.	1,328	2,219,173
Hulic REIT Inc.	2,997	3,335,680
Ichigo Office REIT Investment Corp.	2,232	1,374,702
Industrial & Infrastructure Fund Investment Corp.	5,747	5,339,556
Invincible Investment Corp.	17,546	7,839,439
Japan Excellent Inc.	2,725	2,601,048
Japan Hotel REIT Investment Corp.	11,737	6,837,318
Japan Logistics Fund Inc.	6,242	4,041,593
Japan Metropolitan Fund Invest	16,275	12,589,883
Japan Prime Realty Investment Corp.	8,662	5,892,431
Japan Real Estate Investment Corp.	16,228	13,384,411
KDX Realty Investment Corp.	8,962	9,922,328
LaSalle Logiport REIT	4,004	3,877,029
Mirai Corp.	4,294	1,345,078
Mitsubishi Estate Logistics REIT Investment Corp.	3,217	2,577,368
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Global REIT ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Mitsui Fudosan Accommodations Fund, Inc.	5,653	$4,763,965
Mitsui Fudosan Logistics Park Inc.	7,183	5,206,720
Mori Hills REIT Investment Corp.	3,426	3,249,774
Mori Trust REIT Inc.	5,711	2,879,929
Nippon Building Fund Inc.	19,160	17,679,268
Nippon Prologis REIT Inc.	17,389	10,113,927
Nippon REIT Investment Corp.	3,923	2,477,101
Nomura Real Estate Master Fund Inc.	9,959	10,626,188
NTT UD REIT Investment Corp.	3,120	2,762,837
One REIT Inc.	1,554	900,326
Orix JREIT Inc.	12,656	8,566,593
Samty Residential Investment Corp.	839	613,772
Sankei Real Estate Inc.	1,006	644,014
Sekisui House REIT Inc.	9,364	4,819,359
SOSiLA Logistics REIT Inc.	1,595	1,276,862
Star Asia Investment Corp.	5,868	2,335,430
Starts Proceed Investment Corp.	496	651,071
Takara Leben Real Estate Investment Corp.	2,082	1,255,248
Tokyu REIT Inc.	2,112	2,710,858
United Urban Investment Corp.	7,368	8,917,244
		232,535,716
Malaysia — 0.2%
Axis Real Estate Investment Trust	4,244,400	2,179,243
IGB Real Estate Investment Trust	4,419,900	2,839,327
Pavilion REIT	4,164,400	1,839,986
Sunway REIT	4,546,300	2,280,735
		9,139,291
Mexico — 0.7%
Concentradora Fibra Danhos SA de CV	2,111,151	3,268,116
FIBRA Macquarie Mexico(b)	1,939,087	3,140,573
Fibra Uno Administracion SA de CV	6,765,012	9,816,978
Prologis Property Mexico SA de CV	2,549,538	10,181,135
		26,406,802
Netherlands — 0.2%
Eurocommercial Properties NV	103,781	3,098,909
NSI NV	35,590	838,870
Wereldhave NV	91,638	1,946,409
		5,884,188
New Zealand — 0.2%
Argosy Property Ltd.	1,825,699	1,341,255
Goodman Property Trust	2,337,102	2,835,302
Kiwi Property Group Ltd.	3,406,530	2,105,595
Stride Property Group	1,163,726	978,935
		7,261,087
Philippines — 0.1%
AREIT Inc.	2,963,220	2,160,104
RL Commercial REIT Inc.	14,049,400	1,747,521
		3,907,625
Saudi Arabia — 0.1%
Al Maather REIT Fund	121,505	293,209
Al Rajhi REIT	638,440	1,426,586
Alahli REIT Fund 1	116,608	201,483
Alinma Retail REIT Fund	233,417	280,707
Alkhabeer REIT	239,569	369,151
Bonyan REIT	168,697	416,077
Derayah REIT	228,564	349,321
Jadwa REIT Alharamain Fund	166,183	225,548
Mulkia Gulf Real Estate REIT Fund	134,015	171,525
Musharaka Real Estate Income Fund	212,037	243,116
Riyad REIT Fund	328,908	460,308
Security	Shares	Value
Saudi Arabia (continued)
Sedco Capital REIT Fund	375,853	$712,317
		5,149,348
Singapore — 3.1%
AIMS APAC REIT	1,443,328	1,530,298
CapitaLand Ascendas REIT	9,028,614	19,547,241
CapitaLand Ascott Trust	6,333,032	4,592,567
CapitaLand China Trust(a)	2,838,130	1,742,258
CapitaLand Integrated Commercial Trust	13,839,104	25,159,344
CDL Hospitality Trusts	1,926,000	1,220,227
Digital Core REIT Management Pte. Ltd.	1,967,400	1,013,170
ESR-REIT	1,352,894	2,971,825
Far East Hospitality Trust	2,278,000	1,058,264
First REIT(a)	3,376,900	726,308
Frasers Centrepoint Trust	3,093,033	5,560,297
Frasers Logistics & Commercial Trust	6,695,000	4,909,638
Keppel DC REIT	4,722,664	8,665,776
Keppel REIT	5,783,800	4,666,948
Lendlease Global Commercial REIT	3,992,891	1,963,051
Mapletree Industrial Trust	5,038,610	8,240,214
Mapletree Logistics Trust(a)	8,231,113	8,470,312
Mapletree Pan Asia Commercial Trust	5,447,191	6,026,574
OUE REIT	5,193,500	1,376,581
Parkway Life REIT	1,060,500	3,340,128
Sasseur REIT	1,308,600	695,188
Starhill Global REIT	3,416,600	1,523,450
Stoneweg Europe Stapled Trust, NVS	885,200	1,550,895
Suntec REIT	5,064,300	5,213,610
		121,764,164
South Africa — 0.5%
Attacq Ltd.	1,686,432	1,473,652
Burstone Group Ltd.	1,561,413	814,141
Emira Property Fund Ltd.	452,329	354,799
Equites Property Fund Ltd.	1,916,526	1,868,164
Growthpoint Properties Ltd.	7,780,048	7,318,967
Redefine Properties Ltd.	16,110,943	5,019,507
Resilient REIT Ltd.	698,557	2,847,016
Stor-Age Property REIT Ltd.(a)	1,085,547	1,058,207
		20,754,453
South Korea — 0.1%
ESR Kendall Square REIT Co. Ltd.	401,518	1,228,720
JR Global REIT	427,897	864,694
LOTTE REIT Co. Ltd.	377,902	1,021,940
Shinhan Alpha REIT Co. Ltd.	279,298	1,089,448
SK REITs Co. Ltd.	417,644	1,550,684
		5,755,486
Spain — 0.5%
Colonial SFL Socimi SA	868,956	5,498,550
Merlin Properties SOCIMI SA	913,195	14,225,995
		19,724,545
Thailand — 0.0%
CPN Retail Growth Leasehold REIT	4,877,800	1,720,955
Turkey — 0.1%
AKIS Gayrimenkul Yatirimi A/S	2,330,823	437,848
Alarko Gayrimenkul Yatirim Ortakligi A/S(c)	335,118	212,766
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	4,742,311	2,273,031
Is Gayrimenkul Yatirim Ortakligi AS(c)	1,092,808	510,174
		3,433,819
United Kingdom — 3.8%
AEW U.K. REIT PLC	296,282	404,795
Big Yellow Group PLC	453,366	6,631,336

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Global REIT ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
British Land Co. PLC (The)	2,353,047	$11,752,193
Custodian Property Income REIT PLC	965,759	1,020,049
Derwent London PLC	256,683	5,943,610
Empiric Student Property PLC	1,611,595	1,649,261
Great Portland Estates PLC	938,787	4,109,628
Hammerson PLC	1,134,044	4,550,599
Helical PLC	254,850	698,462
Home REIT PLC(c)(d)	1,719,812	231,806
Land Securities Group PLC	1,807,787	14,774,297
Life Science Reit PLC(c)	694,465	342,313
LondonMetric Property PLC	5,358,950	13,407,044
NewRiver REIT PLC	907,571	835,785
Picton Property Income Ltd.	1,299,223	1,333,002
Primary Health Properties PLC	6,124,816	7,540,829
PRS REIT PLC (The)	1,227,635	1,799,232
Residential Secure Income PLC(b)	479,865	364,370
Safestore Holdings PLC	517,780	4,863,483
Schroder REIT Ltd.	1,146,266	820,688
Segro PLC	3,268,616	29,994,006
Shaftesbury Capital PLC	3,555,638	6,568,212
Sirius Real Estate Ltd.	3,585,055	4,702,621
Supermarket Income REIT PLC	2,978,470	3,099,349
Target Healthcare REIT PLC	1,487,361	1,843,581
Triple Point Social Housing REIT PLC(b)	836,512	747,269
Tritax Big Box REIT PLC	5,934,528	11,715,089
UNITE Group PLC (The)	1,007,959	7,518,585
Workspace Group PLC	315,955	1,734,992
		150,996,486
United States — 70.5%
Acadia Realty Trust	316,511	6,035,865
Agree Realty Corp.	262,475	19,163,300
Alexander & Baldwin Inc.	175,226	2,798,359
Alexandria Real Estate Equities Inc.	416,188	24,230,465
American Assets Trust Inc.	124,842	2,385,731
American Healthcare REIT Inc.	382,091	17,316,364
American Homes 4 Rent, Class A	830,162	26,233,119
Americold Realty Trust Inc.	694,360	8,950,300
Apartment Investment & Management Co., Class A	316,582	1,684,216
Apple Hospitality REIT Inc.	536,992	6,008,940
AvalonBay Communities Inc.	345,240	60,044,141
Brandywine Realty Trust	404,132	1,386,173
Brixmor Property Group Inc.	737,932	19,304,301
Broadstone Net Lease Inc.	454,071	8,136,952
BXP Inc.	384,693	27,386,295
Camden Property Trust	261,099	25,974,129
CareTrust REIT Inc.	511,718	17,731,029
Centerspace	41,219	2,442,226
COPT Defense Properties	275,559	7,762,497
Cousins Properties Inc.	404,415	10,486,481
CubeSmart	548,462	20,660,564
Curbline Properties Corp.	233,604	5,386,908
DiamondRock Hospitality Co.	495,548	3,875,185
Digital Realty Trust Inc.	818,870	139,543,637
Douglas Emmett Inc.	374,099	4,840,841
Easterly Government Properties Inc., Class A	102,122	2,207,878
EastGroup Properties Inc.	128,789	22,477,544
Elme Communities	212,901	3,502,221
Empire State Realty Trust Inc., Class A	330,384	2,441,538
EPR Properties	180,807	8,863,159
Equinix Inc.	237,258	200,722,641
Equity LifeStyle Properties Inc.	466,652	28,489,105
Equity Residential	919,776	54,671,485
Security	Shares	Value
United States (continued)
Essential Properties Realty Trust Inc.	476,295	$14,231,695
Essex Property Trust Inc.	154,814	38,977,521
Extra Space Storage Inc.	511,432	68,296,629
Federal Realty Investment Trust	206,136	19,828,222
First Industrial Realty Trust Inc.	312,012	17,248,023
Four Corners Property Trust Inc.	239,580	5,663,671
Gaming and Leisure Properties Inc.	659,242	29,441,748
Getty Realty Corp.	124,749	3,421,865
Global Net Lease Inc.	487,142	3,712,022
Healthcare Realty Trust Inc., Class A	795,730	14,100,336
Healthpeak Properties Inc.	1,682,755	30,205,452
Highwoods Properties Inc.	259,071	7,417,203
Host Hotels & Resorts Inc.	1,665,824	26,686,501
Independence Realty Trust Inc.	564,306	8,989,395
Innovative Industrial Properties Inc.	66,423	3,331,113
InvenTrust Properties Corp.	188,756	5,171,914
Invitation Homes Inc.	1,486,242	41,837,712
Iron Mountain Inc.	712,240	73,325,108
JBG SMITH Properties	149,647	2,916,620
Kilroy Realty Corp.	284,507	12,020,421
Kimco Realty Corp.	1,621,078	33,491,472
Kite Realty Group Trust	530,346	11,741,860
Lineage Inc.	171,211	6,745,713
LTC Properties Inc.	109,900	3,855,292
LXP Industrial Trust	698,896	6,632,523
Macerich Co. (The)	612,009	10,495,954
Medical Properties Trust Inc.	1,208,728	6,249,124
Mid-America Apartment Communities Inc.	282,465	36,220,487
National Health Investors Inc.	110,879	8,261,594
National Storage Affiliates Trust	171,555	4,990,535
NETSTREIT Corp.	226,333	4,214,320
NexPoint Residential Trust Inc.	52,656	1,614,960
NNN REIT Inc.	453,288	18,340,032
Omega Healthcare Investors Inc.	697,434	29,313,151
Paramount Group Inc.(c)	449,704	2,941,064
Park Hotels & Resorts Inc.	476,048	4,898,534
Pebblebrook Hotel Trust(a)	281,924	2,948,925
Phillips Edison & Co. Inc.	303,127	10,257,818
Piedmont Realty Trust Inc.	300,952	2,425,673
Prologis Inc.	2,251,958	279,445,468
Public Storage	383,433	106,809,097
Realty Income Corp.	2,195,707	127,307,092
Regency Centers Corp.	438,451	30,231,196
Rexford Industrial Realty Inc.	576,382	23,816,104
RLJ Lodging Trust	352,038	2,393,858
Ryman Hospitality Properties Inc.	148,529	12,908,655
Sabra Health Care REIT Inc.	570,961	10,174,525
Safehold Inc.	134,823	1,945,496
Sila Realty Trust Inc.	133,434	3,162,386
Simon Property Group Inc.	786,557	138,245,258
SL Green Realty Corp.	173,295	8,898,698
STAG Industrial Inc.	452,310	17,309,904
Sun Communities Inc.	306,238	38,769,731
Sunstone Hotel Investors Inc.	462,187	4,090,355
Tanger Inc.	268,379	8,738,420
Terreno Realty Corp.	246,989	14,110,482
UDR Inc.	802,182	27,025,512
UMH Properties Inc.	194,287	2,824,933
Urban Edge Properties	307,563	5,914,437
Ventas Inc.	1,099,771	81,152,102
Veris Residential Inc.	189,383	2,719,540
VICI Properties Inc., Class A	2,563,897	76,891,271
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Global REIT ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Vornado Realty Trust	427,783	$16,230,087
Welltower Inc.	1,624,648	294,126,274
WP Carey Inc.	526,183	34,728,078
Xenia Hotels & Resorts Inc.	236,030	2,903,169
		2,798,477,919
Total Common Stocks — 99.4% (Cost: $3,987,117,033)		3,947,962,920
Investment Companies
Investment Grade Bonds — 0.1%
BRESCO Fundo de Investimentos Imobiliario	38,862	842,909
FII BTLG	93,710	1,793,048
Hedge Brasil Shopping FII	313,834	1,162,013
HSI Mall FII	52,135	832,229
		4,630,199
Total Investment Companies — 0.1% (Cost: $4,547,625)		4,630,199
Total Long-Term Investments — 99.5% (Cost: $3,991,664,658)		3,952,593,119
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(e)(f)(g)	20,371,992	20,382,178
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(e)(f)	9,150,000	$9,150,000
Total Short-Term Securities — 0.8% (Cost: $29,532,178)		29,532,178
Total Investments — 100.3% (Cost: $4,021,196,836)		3,982,125,297
Liabilities in Excess of Other Assets — (0.3)%		(10,906,324)
Net Assets — 100.0%		$3,971,218,973

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$13,890,921	$6,489,876 (a)	$—	$1,029	$352	$20,382,178	20,371,992	$50,249 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	9,860,000	—	(710,000)(a)	—	—	9,150,000	9,150,000	198,422	—
				$1,029	$352	$29,532,178		$248,671	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SPI 200 Index	19	12/18/25	$2,763	$882

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Global REIT ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Dow Jones U.S. Real Estate Index	429	12/19/25	$15,453	$(365,548)
				$(364,666)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$882	$—	$—	$—	$882
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$365,548	$—	$—	$—	$365,548

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$857,669	$—	$—	$—	$857,669
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(276,003)	$—	$—	$—	$(276,003)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$20,407,573
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,000,447,884	$947,283,230	$231,806	$3,947,962,920
Investment Companies	4,630,199	—	—	4,630,199
Short-Term Securities
Money Market Funds	29,532,178	—	—	29,532,178
	$3,034,610,261	$947,283,230	$231,806	$3,982,125,297
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Global REIT ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$882	$—	$—	$882
Liabilities
Equity Contracts	(365,548)	—	—	(365,548)
	$(364,666)	$—	$—	$(364,666)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
October 31, 2025
iShares® International Developed Real Estate ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 17.7%
Abacus Group	55,684	$43,760
Abacus Storage King	53,448	49,097
Arena REIT	52,326	125,033
BWP Property Group Ltd.	73,685	185,315
Centuria Industrial REIT	83,771	194,220
Centuria Office REIT	68,243	52,678
Charter Hall Group	62,921	924,102
Charter Hall Long Wale REIT	90,469	251,697
Charter Hall Retail REIT	75,569	203,655
Charter Hall Social Infrastructure REIT	48,125	101,611
Cromwell Property Group	218,372	66,425
Dexus	141,337	673,862
Dexus Industria REIT	42,376	79,306
DigiCo Infrastructure REIT	54,648	92,879
Goodman Group	266,093	5,739,140
GPT Group (The)	257,421	904,191
Growthpoint Properties Australia Ltd.	35,099	58,800
HomeCo Daily Needs REIT	235,731	210,553
Ingenia Communities Group	53,948	198,256
Lifestyle Communities Ltd.	12,778	43,246
Mirvac Group	527,842	794,628
National Storage REIT	161,571	243,128
NEXTDC Ltd.(a)	85,404	878,033
Region Group	153,791	245,638
Scentre Group	699,126	1,862,355
Stockland	313,297	1,295,289
Vicinity Ltd.	514,735	850,377
Waypoint REIT Ltd.	82,208	142,573
		16,509,847
Austria — 0.1%
CA Immobilien Anlagen AG	4,056	112,743
Belgium — 2.8%
Aedifica SA	6,386	466,360
Ascencio	789	45,742
Care Property Invest NV	5,121	67,433
Cofinimmo SA	5,129	437,995
Home Invest Belgium SA	1,286	27,779
Montea NV	2,777	224,265
Retail Estates NV	1,559	113,034
Shurgard Self Storage Ltd.	4,228	154,774
Vastned NV	1,074	36,914
VGP NV	1,810	209,102
Warehouses De Pauw CVA	24,684	626,842
Xior Student Housing NV	4,960	161,831
		2,572,071
Canada — 5.5%
Allied Properties REIT(b)	16,937	178,481
Boardwalk Real Estate Investment Trust	5,448	251,201
Canadian Apartment Properties REIT	20,954	576,233
Chartwell Retirement Residences	38,554	568,187
Choice Properties REIT(b)	37,202	393,624
Crombie REIT(b)	14,583	155,234
Dream Industrial REIT	38,418	331,164
First Capital Real Estate Investment Trust	28,501	382,235
Granite Real Estate Investment Trust	8,055	452,672
H&R Real Estate Investment Trust	34,666	276,577
InterRent REIT	17,867	170,447
Killam Apartment REIT(b)	15,763	194,769
Security	Shares	Value
Canada (continued)
Northwest Healthcare Properties Real Estate Investment Trust	29,337	$106,049
Prinmaris REIT	14,306	156,876
RioCan REIT	39,666	530,841
SmartCentres Real Estate Investment Trust(b)	17,239	326,945
StorageVault Canada Inc.	30,221	106,659
		5,158,194
Finland — 0.3%
Citycon OYJ(b)	10,421	35,384
Kojamo OYJ(a)	20,434	247,544
		282,928
France — 4.6%
Altarea SCA	898	102,432
ARGAN SA, NVS	2,189	170,362
Carmila SA	8,452	154,085
Covivio SA/France	7,202	462,065
Gecina SA	6,855	637,044
ICADE	6,092	148,440
Klepierre SA	27,829	1,063,528
Mercialys SA	12,637	154,192
Unibail-Rodamco-Westfield, New	13,727	1,419,416
		4,311,564
Germany — 5.0%
Aroundtown SA(a)	95,623	341,706
Deutsche EuroShop AG	1,360	29,080
Deutsche Wohnen SE	6,697	166,908
Grand City Properties SA(a)	9,093	115,784
Hamborner REIT AG	9,862	59,042
LEG Immobilien SE	10,005	762,523
TAG Immobilien AG	22,325	370,616
Vonovia SE	94,011	2,825,571
		4,671,230
Guernsey — 0.1%
PPHE Hotel Group Ltd.	3,062	57,573
Regional REIT Ltd.(c)	17,658	24,636
		82,209
Hong Kong — 8.3%
Champion REIT	244,000	65,537
Fortune REIT	201,000	129,841
Henderson Land Development Co. Ltd.(b)	177,000	622,642
Hongkong Land Holdings Ltd.	136,200	832,225
Hysan Development Co. Ltd.	80,000	165,740
Link REIT	346,540	1,804,647
New World Development Co. Ltd.(a)	184,333	170,625
Prosperity REIT	171,000	30,809
Sino Land Co. Ltd.	486,800	604,671
Sun Hung Kai Properties Ltd.	187,000	2,275,563
SUNeVision Holdings Ltd.(b)	83,000	64,469
Sunlight REIT	136,000	41,277
Swire Properties Ltd.	130,200	354,701
Wharf Real Estate Investment Co. Ltd.	206,900	588,883
		7,751,630
Ireland — 0.1%
Irish Residential Properties REIT PLC	67,693	72,408
Israel — 1.3%
Amot Investments Ltd.	31,999	252,630
Azrieli Group Ltd.	4,897	516,644
Melisron Ltd.	3,246	422,516
		1,191,790
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® International Developed Real Estate ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA	7,239	$29,345
Japan — 24.7%
Activia Properties Inc.	279	255,276
Advance Residence Investment Corp.	351	379,903
AEON REIT Investment Corp.	228	193,031
Comforia Residential REIT Inc.	89	187,691
CRE Logistics REIT Inc.	75	76,417
Daiwa House REIT Investment Corp.	555	478,271
Daiwa Office Investment Corp.	68	166,349
Daiwa Securities Living Investments Corp.	260	186,271
Frontier Real Estate Investment Corp.	326	191,485
Fukuoka REIT Corp.	96	117,731
Global One Real Estate Investment Corp.	124	114,010
GLP J-REIT	587	532,113
Hankyu Hanshin REIT Inc.	84	96,614
Health Care & Medical Investment Corp.	44	32,878
Heiwa Real Estate Co. Ltd.	5,200	76,105
Heiwa Real Estate REIT Inc.	135	135,170
Hoshino Resorts REIT Inc.	73	121,988
Hulic Co. Ltd.	62,300	643,644
Hulic REIT Inc.	167	185,872
Ichigo Office REIT Investment Corp.	123	75,756
Industrial & Infrastructure Fund Investment Corp.	316	293,597
Invincible Investment Corp.	968	432,496
Japan Excellent Inc.	148	141,268
Japan Hotel REIT Investment Corp.	646	376,323
Japan Logistics Fund Inc.	348	225,324
Japan Metropolitan Fund Invest	900	696,215
Japan Prime Realty Investment Corp.	476	323,805
Japan Real Estate Investment Corp.	898	740,646
KDX Realty Investment Corp.	497	550,256
LaSalle Logiport REIT	223	215,928
Mirai Corp.	236	73,926
Mitsubishi Estate Co. Ltd.	150,200	3,183,020
Mitsubishi Estate Logistics REIT Investment Corp.	177	141,807
Mitsui Fudosan Accommodations Fund, Inc.	310	261,247
Mitsui Fudosan Co. Ltd.	350,300	3,647,464
Mitsui Fudosan Logistics Park Inc.	401	290,672
Mori Hills REIT Investment Corp.	187	177,381
Mori Trust REIT Inc.	313	157,839
Nippon Building Fund Inc.	1,062	979,926
Nippon Prologis REIT Inc.	962	559,526
Nippon REIT Investment Corp.	216	136,389
Nomura Real Estate Holdings Inc.	69,500	396,905
Nomura Real Estate Master Fund Inc.	552	588,980
NTT UD REIT Investment Corp.	171	151,425
One REIT Inc.	84	48,666
Orix JREIT Inc.	699	473,139
Samty Residential Investment Corp.	45	32,920
Sankei Real Estate Inc.	58	37,130
Sekisui House REIT Inc.	524	269,686
SOSiLA Logistics REIT Inc.	90	72,049
Star Asia Investment Corp.	322	128,154
Starts Proceed Investment Corp.	27	35,441
Sumitomo Realty & Development Co. Ltd.	43,600	1,861,589
Takara Leben Real Estate Investment Corp.	116	69,937
Tokyo Tatemono Co. Ltd.	25,800	481,692
Tokyu REIT Inc.	116	148,892
United Urban Investment Corp.	407	492,578
		23,140,813
Security	Shares	Value
Netherlands — 0.3%
Eurocommercial Properties NV	5,740	$171,397
NSI NV	1,958	46,151
Wereldhave NV	5,038	107,008
		324,556
New Zealand — 0.6%
Argosy Property Ltd.	100,997	74,198
Goodman Property Trust	129,785	157,451
Kiwi Property Group Ltd.	189,184	116,936
Precinct Properties Group	183,363	130,113
Stride Property Group	64,377	54,154
		532,852
Norway — 0.1%
Entra ASA(c)	5,882	65,386
Public Property Invest AS	27,060	59,687
		125,073
Singapore — 8.4%
AIMS APAC REIT	80,126	84,954
CapitaLand Ascendas REIT	498,690	1,079,680
CapitaLand Ascott Trust	353,830	256,589
CapitaLand Integrated Commercial Trust	763,203	1,387,495
CapitaLand Investment Ltd./Singapore(b)	304,900	617,739
CDL Hospitality Trusts(b)	105,921	67,107
City Developments Ltd.	53,300	296,053
Digital Core REIT Management Pte. Ltd.	117,600	60,561
ESR-REIT	74,672	164,028
Far East Hospitality Trust	125,300	58,209
Frasers Centrepoint Trust	170,210	305,984
Frasers Logistics & Commercial Trust	368,700	270,378
Keppel DC REIT	260,540	478,074
Keppel REIT	315,300	254,416
Lendlease Global Commercial REIT	221,747	109,019
Mapletree Industrial Trust	277,645	454,064
Mapletree Logistics Trust(b)	453,360	466,535
Mapletree Pan Asia Commercial Trust(b)	302,617	334,804
OUE REIT	297,700	78,908
Parkway Life REIT	57,800	182,046
Starhill Global REIT	187,900	83,784
Stoneweg Europe Stapled Trust, NVS	48,100	84,273
Suntec REIT	280,600	288,873
UOL Group Ltd.	60,900	372,051
		7,835,624
South Korea — 0.3%
ESR Kendall Square REIT Co. Ltd.	22,358	68,420
JR Global REIT	25,296	51,118
LOTTE REIT Co. Ltd.	19,593	52,984
Shinhan Alpha REIT Co. Ltd.	15,353	59,887
SK REITs Co. Ltd.	22,679	84,206
		316,615
Spain — 1.2%
Colonial SFL Socimi SA	47,451	300,259
Merlin Properties SOCIMI SA	50,509	786,842
		1,087,101
Sweden — 4.9%
Atrium Ljungberg AB, Class B	30,650	110,531
Castellum AB	45,971	522,792
Catena AB	5,697	276,028
Cibus Nordic Real Estate AB publ	10,315	178,825
Corem Property Group AB, Class B	108,773	44,235
Dios Fastigheter AB	13,776	93,884
Fabege AB	25,119	221,174

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® International Developed Real Estate ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Fastighets AB Balder, Class B(a)	92,580	$679,062
FastPartner AB, Class A	6,478	34,298
Heba Fastighets AB, Class B	9,840	33,857
Hufvudstaden AB, Class A	13,522	179,723
Intea Fastigheter AB, Class B(a)	8,477	60,274
Logistea AB, Class B	30,657	49,308
Neobo Fastigheter AB(a)	10,779	21,664
NP3 Fastigheter AB	4,192	114,116
Nyfosa AB	21,325	181,399
Pandox AB, Class B	14,167	282,438
Platzer Fastigheter Holding AB, Class B	8,283	63,734
Sagax AB, Class B	28,606	641,938
Samhallsbyggnadsbolaget i Norden AB(a)(b)	135,222	74,235
Sveafastigheter AB(a)	9,715	43,531
Swedish Logistic Property AB, Class B(a)(b)	23,100	101,759
Wallenstam AB, Class B	46,534	215,319
Wihlborgs Fastigheter AB	36,264	352,395
		4,576,519
Switzerland — 3.9%
Allreal Holding AG, Registered	1,972	471,325
Hiag Immobilien Holding AG	561	77,158
Intershop Holding AG	727	142,508
Mobimo Holding AG, Registered	973	412,437
Peach Property Group AG(a)	5,831	44,634
PSP Swiss Property AG, Registered	6,126	1,059,575
Swiss Prime Site AG, Registered	10,383	1,475,870
		3,683,507
United Kingdom — 9.2%
Abrdn European Logistics Income PLC(c)	52,770	24,675
AEW U.K. REIT PLC	16,301	22,271
Big Yellow Group PLC	24,748	361,986
British Land Co. PLC (The)	130,211	650,333
Custodian Property Income REIT PLC	52,646	55,605
Derwent London PLC	14,299	331,100
Empiric Student Property PLC	88,611	90,682
Grainger PLC	93,477	230,314
Great Portland Estates PLC	52,337	229,110
Hammerson PLC	63,263	253,857
Helical PLC	13,974	38,298
Home REIT PLC(a)(d)	191,393	25,797
Land Securities Group PLC	99,489	813,083
Life Science Reit PLC(a)	38,209	18,834
LondonMetric Property PLC	296,717	742,328
NewRiver REIT PLC	50,075	46,114
Picton Property Income Ltd.	71,252	73,104
Security	Shares	Value
United Kingdom (continued)
Primary Health Properties PLC	337,512	$415,542
PRS REIT PLC (The)	68,001	99,663
Residential Secure Income PLC(c)	25,976	19,724
Safestore Holdings PLC	28,645	269,061
Schroder REIT Ltd.	67,070	48,020
Segro PLC	180,733	1,658,472
Shaftesbury Capital PLC	195,884	361,850
Sirius Real Estate Ltd.	199,507	261,699
Supermarket Income REIT PLC	164,572	171,251
Target Healthcare REIT PLC	81,738	101,314
Triple Point Social Housing REIT PLC(c)	47,888	42,779
Tritax Big Box REIT PLC	329,608	650,665
UNITE Group PLC (The)	55,733	415,725
Workspace Group PLC	17,384	95,460
		8,618,716
Total Long-Term Investments — 99.4% (Cost: $116,766,793)		92,987,335
Short-Term Securities
Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(e)(f)(g)	3,733,051	3,734,918
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(e)(f)	150,000	150,000
Total Short-Term Securities — 4.2% (Cost: $3,884,904)		3,884,918
Total Investments — 103.6% (Cost: $120,651,697)		96,872,253
Liabilities in Excess of Other Assets — (3.6)%		(3,344,518)
Net Assets — 100.0%		$93,527,735

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® International Developed Real Estate ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,300,934	$2,433,795 (a)	$—	$40	$149	$3,734,918	3,733,051	$6,641 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	120,000	30,000 (a)	—	—	—	150,000	150,000	3,240	—
				$40	$149	$3,884,918		$9,881	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Singapore Index	1	11/27/25	$34	$(25)
Mini TOPIX Index	7	12/11/25	151	9,179
Dow Jones U.S. Real Estate Index	8	12/19/25	288	(8,587)
Euro STOXX 50 Index	1	12/19/25	66	(486)
				$81
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$9,179	$—	$—	$—	$9,179
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$9,098	$—	$—	$—	$9,098

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® International Developed Real Estate ETF

For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$62,481	$—	$—	$—	$62,481
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$7,971	$—	$—	$—	$7,971
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$630,808
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$10,815,246	$82,146,292	$25,797	$92,987,335
Short-Term Securities
Money Market Funds	3,884,918	—	—	3,884,918
	$14,700,164	$82,146,292	$25,797	$96,872,253
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$9,179	$—	$9,179
Liabilities
Equity Contracts	(9,073)	(25)	—	(9,098)
	$(9,073)	$9,154	$—	$81

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities (unaudited)
October 31, 2025

	iShares Environmentally Aware Real Estate ETF	iShares Global REIT ETF	iShares International Developed Real Estate ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$9,684,807	$3,952,593,119	$92,987,335
Investments, at value—affiliated(c)	421,729	29,532,178	3,884,918
Cash	1,575	72,309	7,720
Cash pledged for futures contracts	3,000	959,000	23,000
Foreign currency collateral pledged for futures contracts(d)	—	146,563	17,062
Foreign currency, at value(e)	11,252	2,861,736	105,440
Receivables:
Securities lending income—affiliated	107	7,548	880
Capital shares sold	—	7,832	—
Dividends—unaffiliated	16,512	4,855,196	303,144
Dividends—affiliated	28	34,675	515
Tax reclaims	288	1,372,045	108,898
Variation margin on futures contracts	72	21,657	2,504
Other assets	52	—	2,085
Total assets	10,139,422	3,992,463,858	97,443,501
LIABILITIES
Collateral on securities loaned, at value	411,663	20,403,657	3,738,466
Payables:
Investments purchased	—	7,832	—
Capital shares redeemed	—	5	—
Deferred foreign capital gain tax	—	358,432	—
Investment advisory fees	2,512	474,959	38,664
IRS compliance fee for foreign withholding tax claims	—	—	136,630
Professional fees	—	—	2,006
Total liabilities	414,175	21,244,885	3,915,766
Commitments and contingent liabilities
NET ASSETS	$9,725,247	$3,971,218,973	$93,527,735
NET ASSETS CONSIST OF
Paid-in capital	$8,978,314	$4,156,493,732	$227,417,158
Accumulated earnings (loss)	746,933	(185,274,759)	(133,889,423)
NET ASSETS	$9,725,247	$3,971,218,973	$93,527,735
NET ASSET VALUE
Shares outstanding	360,000	157,550,000	4,100,000
Net asset value	$27.01	$25.21	$22.81
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None
(a) Investments, at cost—unaffiliated	$8,888,019	$3,991,664,658	$116,766,793
(b) Securities loaned, at value	$298,008	$10,459,117	$3,073,639
(c) Investments, at cost—affiliated	$421,709	$29,532,178	$3,884,904
(d) Foreign currency collateral pledged, at cost	$—	$152,152	$17,848
(e) Foreign currency, at cost	$11,328	$2,888,445	$105,119
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended October 31, 2025

	iShares Environmentally Aware Real Estate ETF	iShares Global REIT ETF	iShares International Developed Real Estate ETF
INVESTMENT INCOME
Dividends—unaffiliated	$209,125	$88,045,521	$2,015,064
Dividends—affiliated	217	198,422	3,240
Interest—unaffiliated	156	41,346	2,057
Securities lending income—affiliated—net	410	50,249	6,641
Foreign taxes withheld	(8,893)	(3,206,096)	(176,581)
IRS compliance fee for foreign withholding tax claims	—	—	(4,204)
Total investment income	201,015	85,129,442	1,846,217
EXPENSES
Investment advisory	14,565	2,769,186	226,829
Professional	—	—	26,660
Total expenses	14,565	2,769,186	253,489
Net investment income	186,450	82,360,256	1,592,728
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	(74,846)	(47,072,273)	(1,759,153)
Investments—affiliated	9	1,029	40
Foreign currency transactions	725	178,074	17,596
Futures contracts	223	857,669	62,481
In-kind redemptions—unaffiliated(b)	—	124,873,186	(1,653,730)
	(73,889)	78,837,685	(3,332,766)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	418,879	65,098,749	10,037,386
Investments—affiliated	19	352	149
Foreign currency translations	(1,016)	(282,087)	(21,024)
Futures contracts	998	(276,003)	7,971
	418,880	64,541,011	10,024,482
Net realized and unrealized gain	344,991	143,378,696	6,691,716
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$531,441	$225,738,952	$8,284,444
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$—	$2,281	$—
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of increase in deferred foreign capital gain tax of	$—	$(292,393)	$—
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	iShares Environmentally Aware Real Estate ETF		iShares Global REIT ETF
	Six Months Ended 10/31/25 (unaudited)	Year Ended 04/30/25	Six Months Ended 10/31/25 (unaudited)	Year Ended 04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$186,450	$288,738	$82,360,256	$121,712,321
Net realized gain (loss)	(73,889)	34,016	78,837,685	2,840,681
Net change in unrealized appreciation (depreciation)	418,880	735,090	64,541,011	322,587,217
Net increase in net assets resulting from operations	531,441	1,057,844	225,738,952	447,140,219
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(119,284)(b)	(386,119)	(63,689,050)(b)	(132,153,302)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	—	—	(16,150,939)	129,629,814
NET ASSETS
Total increase in net assets	412,157	671,725	145,898,963	444,616,731
Beginning of period	9,313,090	8,641,365	3,825,320,010	3,380,703,279
End of period	$9,725,247	$9,313,090	$3,971,218,973	$3,825,320,010

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares International Developed Real Estate ETF
	Six Months Ended 10/31/25 (unaudited)	Year Ended 04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,592,728	$3,417,417
Net realized loss	(3,332,766)	(9,687,775)
Net change in unrealized appreciation (depreciation)	10,024,482	14,711,097
Net increase in net assets resulting from operations	8,284,444	8,440,739
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,840,497)(b)	(4,412,822)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(8,620,543)	(16,458,291)
NET ASSETS
Total decrease in net assets	(2,176,596)	(12,430,374)
Beginning of period	95,704,331	108,134,705
End of period	$93,527,735	$95,704,331

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	iShares Environmentally Aware Real Estate ETF
	Six Months Ended 10/31/25 (unaudited)	Year Ended 04/30/25	Year Ended 04/30/24	Period From 11/15/22(a) to 04/30/23
Net asset value, beginning of period	$25.87	$24.00	$25.19	$24.94
Net investment income(b)	0.52	0.80	0.82	0.44
Net realized and unrealized gain (loss)(c)	0.95	2.14	(1.05)	(0.03)
Net increase (decrease) from investment operations	1.47	2.94	(0.23)	0.41
Distributions(d)
From net investment income	(0.33)(e)	(0.93)	(0.96)	(0.16)
From net realized gain	—	(0.14)	—	—
Total distributions	(0.33)	(1.07)	(0.96)	(0.16)
Net asset value, end of period	$27.01	$25.87	$24.00	$25.19
Total Return(f)
Based on net asset value	5.74%(g)	12.34%	(1.05)%	1.64%(g)
Ratios to Average Net Assets(h)
Total expenses	0.30%(i)	0.30%	0.30%	0.30%(i)
Net investment income	3.84%(i)	3.07%	3.34%	3.82%(i)
Supplemental Data
Net assets, end of period (000)	$9,725	$9,313	$8,641	$9,069
Portfolio turnover rate(j)	8%	28%	13%	4%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Global REIT ETF
	Six Months Ended 10/31/25 (unaudited)	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21
Net asset value, beginning of period	$24.17	$22.13	$23.25	$27.77	$27.22	$20.42
Net investment income(a)	0.52	0.79	0.85	0.94	0.68	0.66
Net realized and unrealized gain (loss)(b)	0.93	2.11	(1.20)	(4.89)	0.74	6.75
Net increase (decrease) from investment operations	1.45	2.90	(0.35)	(3.95)	1.42	7.41
Distributions from net investment income(c)	(0.41)(d)	(0.86)	(0.77)	(0.57)	(0.87)	(0.61)
Net asset value, end of period	$25.21	$24.17	$22.13	$23.25	$27.77	$27.22
Total Return(e)
Based on net asset value	5.99%(f)	13.04%(g)	(1.50)%	(14.12)%	5.14%	36.95%
Ratios to Average Net Assets(h)
Total expenses	0.14%(i)	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income	4.16%(i)	3.23%	3.73%	3.95%	2.36%	2.91%
Supplemental Data
Net assets, end of period (000)	$3,971,219	$3,825,320	$3,380,703	$2,997,903	$3,461,578	$3,083,221
Portfolio turnover rate(j)	3%	7%	6%	7%	13%	6%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares International Developed Real Estate ETF
	Six Months Ended 10/31/25 (unaudited)	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21
Net asset value, beginning of period	$21.27	$20.40	$21.52	$25.36	$28.82	$22.75
Net investment income(a)	0.38	0.73	0.83 (b)	0.83	0.79 (b)	0.78
Net realized and unrealized gain (loss)(c)	1.60	1.06	(1.44)	(4.25)	(3.35)	5.86
Net increase (decrease) from investment operations	1.98	1.79	(0.61)	(3.42)	(2.56)	6.64
Distributions from net investment income(d)	(0.44)(e)	(0.92)	(0.51)	(0.42)	(0.90)	(0.57)
Net asset value, end of period	$22.81	$21.27	$20.40	$21.52	$25.36	$28.82
Total Return(f)
Based on net asset value	9.38%(g)	9.02%	(2.77)%(b)	(13.44)%	(9.24)%(b)	29.62%
Ratios to Average Net Assets(h)
Total expenses	0.51%(i)	0.48%	0.54%	0.48%	0.50%	0.48%
Total expenses excluding professional fees for foreign withholding tax claims	0.51%(i)	0.48%	0.48%	N/A	0.48%	0.48%
Net investment income	3.37%(i)	3.52%	4.11%(b)	3.82%	2.75%(b)	3.08%
Supplemental Data
Net assets, end of period (000)	$93,528	$95,704	$108,135	$148,509	$212,985	$256,514
Portfolio turnover rate(j)	6%	10%	13%	9%	16%	9%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended  April 30, 2024 and
April 30, 2022 respectively:
• Net investment income per share by $0.07 and $0.04.
• Total return by 0.37% and 0.17%.
• Ratio of net investment income to average net assets by 0.33% and 0.15%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Environmentally Aware Real Estate	Non-Diversified
Global REIT	Diversified
International Developed Real Estate	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Environmentally Aware Real Estate
BNP Paribas Securities Corp	$66,657	$(66,657)	$—	$—
BofA Securities, Inc.	36,100	(36,100)	—	—
Goldman Sachs & Co. LLC	27,691	(27,691)	—	—
J.P. Morgan Securities LLC	13,659	(13,659)	—	—
Morgan Stanley Co & LLC	39,418	(39,418)	—	—
Nomura Securities International Inc.	82,759	(82,759)	—	—
UBS AG	31,724	(31,724)	—	—
	$298,008	$(298,008)	$—	$—
Global REIT
BofA Securities, Inc.	$920,151	$(920,151)	$—	$—
Goldman Sachs & Co. LLC	5,668,352	(5,668,352)	—	—
HSBC Bank PLC	20,058	(20,058)	—	—
J.P. Morgan Securities LLC	827,662	(827,662)	—	—
Morgan Stanley	3,022,894	(3,022,894)	—	—
	$10,459,117	$(10,459,117)	$—	$—
International Developed Real Estate
BNP Paribas SA	$71,700	$(71,700)	$—	$—
BofA Securities, Inc.	474,045	(474,045)	—	—
Goldman Sachs & Co. LLC	596,425	(596,425)	—	—
HSBC Bank PLC	671,953	(671,953)	—	—
J.P. Morgan Securities LLC	418,534	(418,534)	—	—
Morgan Stanley	446,917	(446,917)	—	—
State Street Bank & Trust Co.	394,065	(394,065)	—	—
	$3,073,639	$(3,073,639)	$—	$—
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Environmentally Aware Real Estate	0.30%
Global REIT	0.14
International Developed Real Estate	0.48
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the iShares Global REIT ETF(the “Group 1 Funds”), retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, each of the iShares Environmentally Aware Real Estate ETF and iShares International Developed Real Estate ETF (the “Group 2 Fund”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a given calendar year exceeds a specified threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended October 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Environmentally Aware Real Estate	$122
Global REIT	15,953
International Developed Real Estate	1,903
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended October 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Global REIT	$3,450,191	$16,461,118	$(3,890,262)
International Developed Real Estate	—	32,160	(16,557)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended October 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Environmentally Aware Real Estate	$849,262	$771,609
Global REIT	175,498,126	131,333,615
International Developed Real Estate	5,359,862	5,287,655
For the six months ended October 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Global REIT	$501,152,031	$537,623,429
International Developed Real Estate	4,154,242	12,652,050
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of April 30, 2025, the Funds had non-expiring capital loss carryforwards and qualified late-year losses as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)	Qualified Late-Year Capital Losses(b)
Environmentally Aware Real Estate	$—	$(29,038)
Global REIT	(223,426,647)	—
International Developed Real Estate	(105,229,582)	—

(a)	Amounts available to offset future realized capital gains.
(b)	The Funds have elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Environmentally Aware Real Estate	$9,388,022	$1,258,988	$(540,400)	$718,588
Global REIT	4,058,058,750	364,933,832	(441,231,951)	(76,298,119)
International Developed Real Estate	122,417,906	4,359,419	(29,904,991)	(25,545,572)
9. LINE OF CREDIT
The iShares Environmentally Aware Real Estate ETF and iShares Global REIT ETF, along with certain other iShares funds (“Participating Funds”), are parties  to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended October 31, 2025, the Funds did not borrow under the Syndicated Credit Agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 10/31/25		Year Ended 04/30/25
iShares ETF	Shares	Amount	Shares	Amount
Global REIT
Shares sold	22,050,000	$549,494,538	11,850,000	$290,547,071
Shares redeemed	(22,750,000)	(565,645,477)	(6,350,000)	(160,917,257)
	(700,000)	$(16,150,939)	5,500,000	$129,629,814
International Developed Real Estate
Shares sold	200,000	$4,611,949	100,000	$2,274,914
Shares redeemed	(600,000)	(13,232,492)	(900,000)	(18,733,205)
	(400,000)	$(8,620,543)	(800,000)	$(16,458,291)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
The iShares International Developed Real Estate ETF is seeking a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders,representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years.

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

2025 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract
iShares Environmentally Aware Real Estate ETF, iShares Global REIT ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract (continued)
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships

2025 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares International Developed Real Estate ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also
Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract (continued)
considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio

2025 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

2025 iShares Semi-Annual Financial Statements and Additional Information

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Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
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Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares Trust

Date: December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares Trust

Date: December 22, 2025

By:	/s/ Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: December 22, 2025